Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
14.	Subsequent Events

The Company has evaluated the impact of events that have occurred subsequent to December 31, 2021, through the date the consolidated financial statements were available to be issued, and concluded that no subsequent events have occurred that would require recognition in the consolidated financial statements or disclosure in the notes to the consolidated financial statements, except as follow:

Initial public offering

On February 18, 2022, the Company closed its initial public offering (the “Offering”) of ordinary shares, par value $0.0005 per share (the “Shares”). The Shares were offered by the Company pursuant to a registration statement on Form F-1, as amended (File No. 333-258659), filed with the Securities and Exchange Commission (the “Commission”), which was declared effective by the Commission on February 15, 2022. A final prospectus relating to this Offering was filed with the Commission on February 17, 2022. Under the terms of an underwriting agreement (the “Underwriting Agreement”) with Prime Number Capital LLC and Shengang Securities Company Limited, as the representatives of the underwriters named therein (the “Underwriters”), the Company sold a total of 3,940,000 Shares at an offering price of $10.00 per share for gross proceeds of $39,400,000. The Shares sold consisted of 3,600,000 Shares sold pursuant to the Underwriters’ firm commitment, together with an additional 340,000 Shares sold pursuant to the Underwriters’ partial exercise of their over-allotment option under the Underwriting Agreement. The total net proceeds to the Company from the Offering, after deducting discounts, expense allowance, and expenses, were approximately $34,576,000. Following the closing of the Offering, the Company has a total of 23,940,000 Shares issued and outstanding. At the closing of the Offering, the Company deposited $500,000 from the gross proceeds from the Offering into an escrow account established by Wilmington Trust, National Association, as escrow agent, for the purpose of covering potential legal actions against Prime Number Capital LLC, as a representative of the Underwriters, pursuant to the indemnification escrow agreement filed.

Subsidiary capital increase

The Company increased by US$17 million of capital for Yangzhou Huada Medical Equipment Co., Ltd., one of the Company’s subsidiaries, using the funds received from the Company’s initial public offering.

Bank borrowing

As the date these consolidated financial statements were available to be issued, the Company has new bank borrowings in the amount of $3,609,201 (RMB 23 million) with interest rates ranging from 3.55-3.95% and has bank loan repayment of $3,002,796 (RMB 19 million).

New bank borrowing

Subsequent new bank borrowings consisted of the following:

Lender	Company	Rate	Issuance Date	Collateral/Security	Amount-RMB	Amount-USD
Jiangsu Yangzhou Rural Commercial Bank	Huadong	3.95%	2/17/2022	Yada, Yongjun Liu	5,000,000	784,609
Bank of China	Huadong	3.70%	3/3/2022	Yongjun Liu, Yin Liu	5,000,000	784,609
Industrial and Commercial Bank of China	Yada	3.70%	2/18/2022	Properties of Yada	9,000,000	1,412,296
Bank of Communications	Huadong	3.55%	3/9/2022	Yongjun Liu, Yin Liu, Yada	4,000,000	627,687
Total					23,000,000	3,609,201

Repayment

Subsequent repayments on bank borrowings consisted of the following:

Lender	Company	Rate	Repayment Date	Collateral/Security	Amount-RMB	Amount-USD
Jiangsu Yangzhou Rural Commercial Bank	Huadong	3.95%	2/17/2022	Yada, Yongjun Liu	5,000,000	788,880
Bank of China	Huadong	3.80%	3/2/2022	Yongjun Liu, Yin Liu	5,000,000	791,014
Industrial and Commercial Bank of China	Yada	3.85%	2/18/2022	Properties of Yada	9,000,000	1,422,902
Total					19,000,000	3,002,796

Dissolution of customer

On February 21, 2022, a customer whose revenues individually represented 11.26%, 12.71% and 14.26% of the Company's total revenues for the years ended December 31, 2021, 2020 and 2019 was dissolved.

As the date of this consolidated financial statements were available to be issued, all accounts receivable due from the customer have been collected and the Company does not expect the dissolution of the customer to have a material impact on future operations.

Legal proceedings

Case No. CGC-22-598030, Macias, Gini & O’Connell LLP vs. Meihua International Medical Technologies Co., Ltd., filed April 2, 2022 in the Superior Court of California, County of San Francisco. This is an action filed by a former accounting firm for the collection of allegedly past-due professional fees totaling $210,000 plus attorney’s fees. We believe the action to be without merit and are preparing to answer the Complaint and defend this action.

Potential liability related to the Offering

In conjunction with our initial public offering, during the roadshow leading up to the IPO, a Hong Kong investment company named Tai He International Group Limited (“Tai He”) was referred to the Company by Shengang Securities Company Limited (“Shengang”), the Company’s co-underwriter based in the People’s Republic of China (“PRC”). Tai He, through negotiations with Shengang, asserted that it would participate in the IPO as an investor. As a development stage PRC medical device company, the Company’s management had no experience in the US capital markets and relied on its investment bankers and underwriters in providing guidance and advice concerning its US public offering. Accordingly, the Company was unaware of the actual motives of Tai He. Based on the Company’s trust in Shengang, and given the circumstances that the Company was unable to make further verification, the Company hastily entered into a series of agreements with Tai He (the “Tai He Agreements”).

Pursuant to the Tai He Agreements, Tai He agreed to invest a minimum of $35.0 million in the IPO subject to the Company making a $7.0 million refundable deposit (the “Refundable Deposit”) and advancing a $3.0 million service fee for investor relations and other services (together, the “Services”) payable to Tai He. The Company, its affiliates and individual Company shareholders paid the $7.0 million Refundable Deposit and $3.0 million service fee to Tai He in several installments from January 27, 2022 to March 11, 2022. After March 11, 2022, the Company has made no other payments to, nor had any direct interaction with, Tai He, and, in actuality, the Company never directly communicated with Tai He during the negotiations, only communicating about Tai He and the Tai He Agreements through Shengang.

After the IPO, through the Company’s internal risk control process, the Company learned that Tai He does not appear to be an investor in the Company and, when the Company attempted to inquire about it, Tai He refused to speak with the Company. Based on the facts as investigated and understood by the Company, the Company believes that it was defrauded by Tai He and that Tai He never actually invested $35 million in the IPO. In fact, the Company learned that Tai He made no investments in the Company at all, and Tai He has no involvement in the Company’s IPO matters. In addition, the Refundable Deposit has not been repaid to the Company and no Services have been provided to the Company by Tai He. As a result, the Company believes that the Tai He Agreements may be deemed a fraud perpetrated by Tai He and Shengang against the Company by Tai He taking advantage of asymmetric information, including the Company’s lack of knowledge and understanding of the US markets, IPO rules and processes, and the trust of the Company.

After consultation with professionals, the Company is now aware that the Tai He Agreements were required to be disclosed to the public and believes that the agreements themselves are fraudulent and non-enforceable, and therefore the Company has made an immediate decision to disclose the Tai He Agreements to meet the compliance requirements of the SEC. Further, the Company acknowledges that it had improperly relied on the advice, direction and counsel of Shengang when entering into the Tai He Agreements. The Company is now proactively working to terminate the Tai He Agreements and recover the monies already paid to Tai He by the Company. The Company and its executive management team intends to cooperate with the SEC, as well as any other relevant authorities, to ensure that its investors’ interests are protected while such matters are resolved.